Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000244046
Shareholder Report [Line Items]
Fund Name	Zacks All-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	CZOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks All-Cap Core Fund Institutional Class  delivered a return of +18.48%, outperforming the benchmark Russell 3000 Index by a solid margin (the index rose +15.99% over the same period). The All-Cap Core Fund’s outperformance was largely driven by stock selection, which bolstered relative returns by +3.42%. The sector allocation effect on performance was more muted, at -0.44%. Risk controls kept the strategy weights relatively close to their benchmark weights.

Performance analysis of the All-Cap Core Fund showed that the best performing sector for the period was Technology, which was also by far the largest weighting (35.53%) in the All-Cap Fund. The Technology sector soared by +31.28% in the six-month period analyzed, as continued enthusiasm over the commercial potential for artificial intelligence (AI) combined with strong earnings reports and booming capital expenditures from technology companies at the forefront of this new innovation. The U.S. economy also continued to grow outside of the Tech sector, and U.S. consumers continued to spend at stronger-than-expected rates, while inflation moderated. The Technology sector led returns, but all sectors in the All-Cap Core Fund delivered positive returns during this six-month stretch.

Looking ahead, U.S. economic growth continues to surprise to the upside, with the recent 2.8% GDP growth rate in Q2 serving as another data point signaling the economy is in strong fundamental shape. We believe the Zacks All-Cap Core Fund is well-positioned for additional growth, and also for what we view as more runway in the AI-fueled infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks All-Cap Core Fund - Institutional	Russell 3000® Total Return Index
May-2014	$10,000	$10,000
May-2015	$11,329	$11,186
May-2016	$11,064	$11,211
May-2017	$12,633	$13,194
May-2018	$14,535	$15,181
May-2019	$14,927	$15,560
May-2020	$16,644	$17,344
May-2021	$22,980	$24,960
May-2022	$22,853	$24,040
May-2023	$22,857	$24,529
May-2024	$29,662	$31,295

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Zacks All-Cap Core Fund - Institutional	18.48%	29.77%	14.72%	11.49%
Russell 3000® Total Return Index	15.99%	27.58%	15.00%	12.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,795,036
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 73,588
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,795,036
Number of Portfolio Holdings	104
Advisory Fee (net of waivers)	$73,588
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	1.4%
Reit	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Microsoft Corporation	3.9%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	3.1%
Amazon.com, Inc.	3.0%
Procter & Gamble Company (The)	1.8%
Synopsys, Inc.	1.6%
UnitedHealth Group, Inc.	1.6%
Eli Lilly & Company	1.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on November 16, 2023.

C000244048
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Institutional Class
Trading Symbol	ZDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Dividend Fund Institutional Class delivered a return of +13.13%, slightly outperforming the benchmark Russell 1000 Value Index. Our outperformance was driven by stock selection within the Dividend Fund, which added +0.47% of return relative to the benchmark.

Performance analysis of the Dividend Fund showed that Producer Durables was the top performing sector, having risen +21.38% over the six-month stretch. Companies in the Producer Durables sector benefited from stronger-than-expected consumer spending in the first half of 2024, which bolstered earnings results. Positive returns were not limited to Producer Durables, however, as all sectors in the Dividend Fund posted positive returns during the holding period.

From a sector standpoint, Financial Services and Technology were the two largest sectors in the Dividend Fund, at 25.91% and 13.40%, respectively. Technology was also our largest overweight, which bolstered returns during the six-month stretch. Our positioning in Technology, and our stock selection within the sector, provided the largest positive effects from both an allocation and selection standpoint. The largest underweight during this period was Health Care, at -2.34%. Risk controls in the Dividend Fund kept strategy weights relatively close to its benchmark weights throughout the six-month stretch.

Looking ahead to the balance of 2024, we remain confident in the Dividend Fund’s positioning, and believe that sectors beyond Technology will experience an earnings rebound and deliver comparable year-over-year growth rates by Q4 2024. Given that valuations outside of the Technology sector are ‘reasonable’ by historical standards, we could see a rotation that increases the breadth of the rally.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (1/31/2017)
Zacks Dividend Fund - Institutional	13.13%	20.92%	9.65%	8.97%
Russell 1000® Index	16.03%	28.01%	15.42%	13.83%
Russell 1000® Value Index	13.60%	21.71%	10.74%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,212,171
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 585,718
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$128,212,171
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$585,718
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	0.6%
Reit	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.1%
Microsoft Corporation	3.9%
Exxon Mobil Corporation	3.4%
Procter & Gamble Company (The)	3.1%
Arthur J Gallagher & Company	2.8%
Home Depot, Inc. (The)	2.5%
Chevron Corporation	2.4%
Parker-Hannifin Corporation	2.4%
Broadcom, Inc.	2.4%
Prudential Financial, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

C000244047
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Investor Class
Trading Symbol	ZDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Dividend Fund Investor Class delivered a return of +13.06%, slightly outperforming the benchmark Russell 1000 Value Index. Our outperformance was driven by stock selection within the Fund, which added +0.54% of return relative to the benchmark.

Performance analysis of the Dividend Fund showed that Producer Durables was the top performing sector, having risen +21.38% over the six-month stretch. Companies in the Producer Durables sector benefited from stronger-than-expected consumer spending in the first half of 2024, which bolstered earnings results. Positive returns were not limited to Producer Durables, however, as all sectors in the Dividend Fund posted positive returns during the holding period.

From a sector standpoint, Financial Services and Technology were the two largest sectors in the Dividend Fund, at 25.91% and 13.40%, respectively. Technology was also our largest overweight, which bolstered returns during the six-month stretch. Our positioning in Technology, and our stock selection within the sector, provided the largest positive effects from both an allocation and selection standpoint. The largest underweight during this period was Health Care, at -2.34%. Risk controls in the Dividend Fund kept strategy weights relatively close to its benchmark weights throughout the six-month stretch.

Looking ahead to the balance of 2024, we remain confident in the Dividend Fund’s positioning, and believe that sectors beyond Technology will experience an earnings rebound and deliver comparable year-over-year growth rates by Q4 2024. Given that valuations outside of the Technology sector are ‘reasonable’ by historical standards, we could see a rotation that increases the breadth of the rally.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Zacks Dividend Fund - Investor	13.06%	20.86%	9.64%	8.26%
Russell 1000® Index	16.03%	28.01%	15.42%	12.40%
Russell 1000® Value Index	13.60%	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,212,171
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 585,718
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$128,212,171
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$585,718
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	0.6%
Reit	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.1%
Microsoft Corporation	3.9%
Exxon Mobil Corporation	3.4%
Procter & Gamble Company (The)	3.1%
Arthur J Gallagher & Company	2.8%
Home Depot, Inc. (The)	2.5%
Chevron Corporation	2.4%
Parker-Hannifin Corporation	2.4%
Broadcom, Inc.	2.4%
Prudential Financial, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

C000244050
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	ZSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Small-Cap Core Fund Institutional Class yielded a return of 16.08%, outperforming the benchmark Russell 2000 Index by 1.65%. Our allocation decisions within the Small-Cap Fund drove relative outperformance of +1.18%, while stock selection detracted slightly.

The top-performing sector in the Small-Cap Core Fund during the performance period was Producer Durables, which rose +30.92%. The Utilities sector dragged on total return, as the elevated interest rate environment has had outsized impact on smaller Utilities that tend to carry higher debt loads—at a time when more investment in grid modernization is needed.

For much of the six-month performance period, investors remained most enthusiastic about mega-cap growth companies, particularly in the Technology sector. However, as the U.S. economy continues to expand and earnings growth extends beyond Technology companies and the AI-boom—which we expect to see in the second half of 2024—small-cap companies could experience a positive rotation. Small-caps currently trade at far lower valuations than their large-cap peers, which we believe could present strong opportunities looking forward.

From a pure valuation standpoint, high-quality small-cap stocks trade at a historically large discount to their large-cap peers, even though many of them have similar profit margins and free cash flows. Indeed, over the past decade, small- and mid-cap companies have grown earnings—on average—faster than their large-cap peers. For small caps, stock price appreciation over that time has lagged their large-cap peers but has also been driven far more by earnings growth than multiple expansion.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Small-Cap Core Fund - Institutional	Russell 3000® Total Return Index	Russell 2000® Index
May-2014	$10,000	$10,000	$10,000
May-2015	$11,319	$11,186	$10,988
May-2016	$10,775	$11,211	$10,179
May-2017	$13,312	$13,194	$12,078
May-2018	$15,807	$15,181	$14,399
May-2019	$13,995	$15,560	$12,917
May-2020	$12,026	$17,344	$12,288
May-2021	$19,396	$24,960	$20,000
May-2022	$18,976	$24,040	$16,431
May-2023	$18,429	$24,529	$15,422
May-2024	$22,616	$31,295	$18,247

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Zacks Small-Cap Core Fund - Institutional	16.08%	22.72%	10.08%	8.50%
Russell 3000® Total Return Index	15.99%	27.58%	15.00%	12.09%
Russell 2000® Index	14.43%	18.32%	7.15%	6.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,170,822
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 103,854
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,170,822
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$103,854
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	0.2%
Reit	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Teekay Tankers Ltd., Class A	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
PepGen, Inc.	2.0%
Comfort Systems USA, Inc.	1.9%
Merit Medical Systems, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Blue Bird Corporation	1.9%
CSW Industrials, Inc.	1.8%
1st Source Corporation	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.

C000244049
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Investor Class
Trading Symbol	ZSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$70	1.39%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

In the six-month period from December 1, 2023, to May 31, 2024, the Zacks Small-Cap Core Fund Investor Class yielded a return of +15.97%, outperforming the benchmark Russell 2000 Index by 1.54%. Our allocation decisions within the Small Cap Core Fund drove relative outperformance of +1.18%, while stock selection detracted slightly.

The top-performing sector in the Small-Cap Core Fund during the performance period was Producer Durables, which rose +30.92%. The Utilities sector dragged on total return, as the elevated interest rate environment has had outsized impact on smaller Utilities that tend to carry higher debt loads—at a time when more investment in grid modernization is needed.

For much of the six-month performance period, investors remained most enthusiastic about mega-cap growth companies, particularly in the Technology sector. However, as the U.S. economy continues to expand and earnings growth extends beyond Technology companies and the AI-boom—which we expect to see in the second half of 2024—small-cap companies could experience a positive rotation. Small-caps currently trade at far lower valuations than their large-cap peers, which we believe could present strong opportunities looking forward.

From a pure valuation standpoint, high-quality small-cap stocks trade at a historically large discount to their large-cap peers, even though many of them have similar profit margins and free cash flows. Indeed, over the past decade, small- and mid-cap companies have grown earnings—on average—faster than their large-cap peers. For small caps, stock price appreciation over that time has lagged their large-cap peers but has also been driven far more by earnings growth than multiple expansion.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Small-Cap Core Fund - Investor	Russell 3000® Total Return Index	Russell 2000® Index
May-2014	$10,000	$10,000	$10,000
May-2015	$11,288	$11,186	$10,988
May-2016	$10,712	$11,211	$10,179
May-2017	$13,203	$13,194	$12,078
May-2018	$15,637	$15,181	$14,399
May-2019	$13,804	$15,560	$12,917
May-2020	$11,832	$17,344	$12,288
May-2021	$19,038	$24,960	$20,000
May-2022	$18,572	$24,040	$16,431
May-2023	$17,994	$24,529	$15,422
May-2024	$22,034	$31,295	$18,247

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Zacks Small-Cap Core Fund - Investor	15.97%	22.45%	9.80%	8.22%
Russell 3000® Total Return Index	15.99%	27.58%	15.00%	12.09%
Russell 2000® Index	14.43%	18.32%	7.15%	6.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,170,822
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 103,854
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,170,822
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$103,854
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	0.2%
Reit	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Teekay Tankers Ltd., Class A	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
PepGen, Inc.	2.0%
Comfort Systems USA, Inc.	1.9%
Merit Medical Systems, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Blue Bird Corporation	1.9%
CSW Industrials, Inc.	1.8%
1st Source Corporation	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 15, 2023.